WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of December 31, 2021	$2,744
Changes in estimated fair value	(16)
Estimated fair value as of June 30, 2022	$2,728

Estimated fair value as of December 31, 2022	$832
Changes in estimated fair value	(830)
Estimated fair value as of June 30, 2023	$2

Summary of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of June 30,	As of December 31,	As of March 18,
	2023	2022	2021
Volatility	32.94%	35.77%	31.26%
Stock price	7.85	5.16	6.58
Expected life of the warrants to convert	3.22	3.72	5.50
Risk free rate	4.43%	4.17%	1.09%
Dividend yield	0.0%	0.0%	0.0%